Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash		$ 2,897	$ 9,995
Stock subscription receivable	1,000	1,000
Current assets	1,000	3,897	9,995
Property and Equipment, net	8,790	9,272
Total assets	9,790	13,169	9,995
Current Liabilities:
Accounts payable and accrued expenses	377,731	258,450	25,176
Convertible debt, net	112,415	78,107
Note payable	59,491	59,491	59,491
Note payable, related party	34,500	12,000
Due to Emax Media, Inc. and Affiliates			224,203
Due to related parties	12,000	42,000	494,301
Derivative liability	352,688	325,394
Total current liabilities	948,826	775,442	803,171
Commitments and Contingencies (Note 7)
Deficiency:
Common stock value	121,808	106,233	141,945
Common stock to be issued, value	14,410	23,832	1,764
Additional paid in capital	17,016,439	16,735,966	23,512,087
Due from Emax Media, Inc. and Affiliates (608,272,878 shares of common stock as of December 31, 2012)			(10,693,006)
Treasury stock (20,000,000 common shares as of December 31, 2012)
Accumulated deficit	(17,776,281)	(17,307,892)	(13,438,853)
Total Mindpix Corporation stockholders' deficiency	(623,624)	(441,861)	(476,062)
Non-controlling interest in subsidiary	(320,412)	(320,412)	(317,114)
Total deficiency	(944,036)	(762,273)	(793,176)
Total liabilities and deficiency	$ 4,790	$ 13,169	$ 9,995